UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21227

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Bond Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 154.3%

Security	Principal Amount (000’s omitted)	Value
Education — 29.2%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/29	$530	$612,192
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/41	390	430,236
Delaware County Authority, (Villanova University), 5.00%, 8/1/35	750	841,058
General Authority of Southcentral Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,688,400
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	853,980
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	95	106,949
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	135	152,866
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	285	324,344
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	185	209,468
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	270	300,607
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/31	230	254,677
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/40	610	656,781
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/26	670	742,313
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 4.25%, 11/1/34	1,740	1,776,992
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	476,929
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	982,905
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	837,128
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	285,220
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	624,140

		$12,157,185

Escrowed/Prerefunded — 5.4%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,206,271
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	175	199,260
Philadelphia, Water and Wastewater Revenue, Prerefunded to 1/1/19, 5.25%, 1/1/32	765	825,183

		$2,230,714

General Obligations — 13.2%
Chester County, 4.00%, 7/15/29	$250	$276,905
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,224,220
Pennsylvania, 4.00%, 4/1/29(1)(2)	3,000	3,164,100
West York Area School District, 5.00%, 4/1/33	750	828,157

		$5,493,382

Security	Principal Amount (000’s omitted)	Value
Hospital — 12.2%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$807,525
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,089,180
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	507,405
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	540,625
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	273,920
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	729,958
Philadelphia Hospitals and Higher Education Facilities Authority, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	750	831,405
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	282,083

		$5,062,101

Housing — 1.7%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$180,492
Pennsylvania Housing Finance Agency, SFMR, 4.00%, 10/1/38	500	506,650

		$687,142

Insured-Education — 4.4%
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/27	$500	$523,930
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	375	392,948
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	916,877

		$1,833,755

Insured-Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$510,585
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	750	777,982

		$1,288,567

Insured-Escrowed/Prerefunded — 22.6%
Allegheny County Sanitation Authority, (BHAC), (FGIC), Prerefunded to 6/1/17, 5.00%, 12/1/32	$300	$305,196
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/25	1,250	1,385,850
Centennial School District, (AGM), Prerefunded to 12/15/18, 5.25%, 12/15/37	660	711,526
Central Greene School District, (AGM), Prerefunded to 2/15/18, 5.00%, 2/15/35	1,000	1,043,760
Erie Sewer Authority, Series A, (AMBAC), Escrowed to Maturity, 0.00%, 12/1/25	180	142,506
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	1,620	1,724,798
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), Prerefunded to 4/1/18, 5.50%, 10/1/37	500	527,355
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), Prerefunded to 11/1/17, 5.00%, 5/1/37	1,530	1,580,980
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/37	500	533,005
Philadelphia Gas Works, (AMBAC), Prerefunded to 10/1/17, 5.00%, 10/1/37	890	917,198

Security	Principal Amount (000’s omitted)	Value
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	$85	$92,120
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	92,161
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	357,641

		$9,414,096

Insured-General Obligations — 22.3%
Erie School District, (AMBAC), 0.00%, 9/1/30	$1,000	$552,210
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	824,438
Luzerne County, (AGM), 5.00%, 11/15/29	250	275,705
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	2,212,349
Norwin School District, (AGM), 3.25%, 4/1/27	1,475	1,474,336
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,571,625
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,026,820
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,351,525

		$9,289,008

Insured-Hospital — 0.7%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$306,455

		$306,455

Insured-Industrial Development Revenue — 2.6%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,071,450

		$1,071,450

Insured-Lease Revenue/Certificates of Participation — 4.3%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$530,645
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,244,014

		$1,774,659

Insured-Special Tax Revenue — 3.2%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$1,000	$1,086,830
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,295	258,288

		$1,345,118

Insured-Transportation — 6.1%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$300,514
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,100	2,254,245

		$2,554,759

Insured-Water and Sewer — 10.0%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$545,780
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,250	860,525
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,483,545
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26	1,920	1,263,475

		$4,153,325

Special Tax Revenue — 4.1%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,709,940

		$1,709,940

Security	Principal Amount (000’s omitted)	Value
Transportation — 7.9%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$501,647
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	786,874
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,106,030
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	325	356,577
Philadelphia Airport Revenue, 5.25%, 6/15/27	500	549,875

		$3,301,003

Water and Sewer — 1.3%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$546,535

		$546,535

Total Tax-Exempt Investments — 154.3% (identified cost $60,326,253)		$64,219,194

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (3.1)%		$(1,275,088)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (49.1)%		$(20,450,000)

Other Assets, Less Liabilities — (2.1)%		$(868,229)

Net Assets Applicable to Common Shares — 100.0%		$41,625,877

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 51.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 23.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $764,100.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Mar-17	$(3,041,987)	$(3,013,125)	$28,862

						$28,862

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $28,862.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,725,847

Gross unrealized appreciation	$4,346,981
Gross unrealized depreciation	(243,634)

Net unrealized appreciation	$4,103,347

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$64,219,194	$—	$64,219,194
Total Investments	$—	$64,219,194	$—	$64,219,194
Futures Contracts	$28,862	$—	$—	$28,862
Total	$28,862	$64,219,194	$—	$64,248,056

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017